Stockholders' Equity (Detail)						1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 15, 2017	Jul. 05, 2016 USD ($)	Apr. 18, 2016 shares	Jun. 22, 2015 USD ($) $ / shares shares	Sep. 23, 2014	Jan. 31, 2017	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) Item
Stockholders' Equity
Proceeds from issuance of convertible preferred stock											$ 29,935,000
Convertible preferred stock outstanding (in shares) | shares									0	0
Stock issued upon conversion (in shares) | shares				6,915,525
Aggregate gross proceeds from issuance of common stock, net of offering costs				$ 88,600,000
Proceeds from issuance of common stock, net of offering costs				78,800,000
Issuance of common stock, costs				3,600,000
Underwriters' discounts and commissions				6,200,000
Shares issued | shares								15,656,251	15,565,973	15,462,030
Net of offering costs				$ 9,800,000						$ 9,800,000
Reclass of preferred stock warrant liabilities to equity											$ 2,000
Employee Severance
Stockholders' Equity
Vesting percentage	100.00%					100.00%
Base Prospectus
Stockholders' Equity
Securities registration, maximum potential aggregate offering price		$ 125,000,000
Reclass of preferred stock warrant liabilities to equity		0						$ 0
Convertible preferred stock
Stockholders' Equity
Number of series of outstanding stock | Item											6
Preferred stock conversion ratio					11.556
Convertible preferred stock outstanding (in shares) | shares				19,978,986
Series 2 Convertible Preferred Stock
Stockholders' Equity
Proceeds from issuance of convertible preferred stock							$ 31,000,000
IPO
Stockholders' Equity
Issuance of common stock, net of costs (in shares) | shares				6,325,000
Price per share (in dollars per share) | $ / shares				$ 14.00
Underwriters' Over-Allotment Option
Stockholders' Equity
Issuance of common stock, net of costs (in shares) | shares				875,000
Chief Medical Officer | Options to purchase common stock
Stockholders' Equity
Additional number of shares authorized (in shares) | shares			108,333
Chief Medical Officer | Restricted stock units ("RSUs")
Stockholders' Equity
Additional number of shares authorized (in shares) | shares			216,667
Executive Vice President | Options to purchase common stock
Stockholders' Equity
Additional number of shares authorized (in shares) | shares			108,333
Executive Vice President | Restricted stock units ("RSUs")
Stockholders' Equity
Additional number of shares authorized (in shares) | shares			216,667
Common Stock
Stockholders' Equity
Issuance of common stock, net of costs (in shares) | shares								20,000	20,000	6,325,000
Shares issued | shares									20,000
Sales price (in dollars per share) | $ / shares								$ 8.00	$ 8.00
Offering costs									$ 140,000
Net of offering costs								$ 140,000
Common Stock | Base Prospectus
Stockholders' Equity
Maximum potential shares issued and sold under sales agreement		3,732,412
Common Stock | Sales Agreement Prospectus
Stockholders' Equity
Securities registration, maximum potential aggregate offering price		$ 20,000,000